ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of group of entities

			As of December 31, 2022		As of December 31, 2023
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
1	VinFast Auto Ltd.	VinFast Auto	—	—	—	—	61 Robinson Road #06-01	Investment holding
(Suite 608), 61 Robinson,
Singapore 068893
2	VinFast Trading and Production JSC	VinFast Vietnam	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai	Manufacturing cars,
							Economic Zone, Cat Hai	motor vehicles, render
							Island, Cat Hai Town, Cat	leasing activities and
							Hai District, Hai	related businesses
Phong City, Vietnam
3	VinFast Commercial and Services Trading LLC	VinFast Trading	99.5	99.4	99.5	98.7	No. 7, Bang Lang 1	Vehicles retail and
							Street, Vinhomes	distribution
Riverside Eco-Urban
Area, Viet Hung Ward,
Long Bien District,
Hanoi, Vietnam
4	VinFast Germany GmbH	VinFast Germany	100.0	99.9	100.0	99.9	Kornmarktarkaden,	Trading, importing and
							Bethmannstraße	exporting equipment,
							8/Berliner Straße 51 –	components and spare
							60311 Frankfurt am	parts for automobiles,
							Main, Germany	e-scooters and related goods
5	VinFast Engineering Australia Pty Ltd	VinFast Australia	100.0	99.9	100.0	99.9	234 Balaclava Road,	Automobile designing,
							Caulfield North, VIC	collaborating in
							3161, Australia	technological research,
importing and distributing goods
6	Vingroup Investment	Vingroup Investment	99.3	99.2	99.3	99.2	No. 7, Bang Lang 1	Consultancy and
	Vietnam JSC						Street, Vinhomes	investment activities
Riverside Eco-Urban
Area, Viet Hung Ward,
Long Bien District, Hanoi,
Vietnam
7	Vingroup USA, LLC	Vingroup USA	100.0	99.2	100.0	100.0	333 W. San Carlos St.,	Importing and
							Suite 600, San Jose,	distributing electronic and
							CA 95110, USA	telecommunication
equipment

8	VinFast USA Distribution, LLC	VinFast USA Distribution	100.0	99.2	100.0	100.0	12777 West Jefferson Blvd,	Distribution of automotive
							Suite A-101, Los Angeles,	vehicles
CA 90066, USA

			As of December 31, 2022		As of December 31, 2023
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
9	VinFast Auto, LLC	VinFast Auto, LLC	100.0	99.2	100.0	100.0	790 N. San Mateo Drive,	Distribution of automotive
							San Mateo, CA 94401,	vehicles
							USA
10	VinFast Auto Canada Inc.	VinFast Auto Canada	100.0	99.2	100.0	99.2	Suite 2600, Three	Distribution of automotive
							Bentall Centre 595	vehicles
							Burrard Street, P.O. Box
							49314, Vancouver Bc
							V7X 1L3, Canada
11	VinFast France	VinFast France	100.0	99.2	100.0	99.2	72 rue du Faubourg Saint	Distribution of automotive
							Honoré, Paris, 75008	vehicles
							France
12	VinFast Netherlands B.V	VinFast Netherlands	100.0	99.2	100.0	99.2	Vijzelstraat 68, 1017HL	Distribution of automotive
							Amsterdam, Netherlands	vehicles
13	VinFast OEM US Holding,	VinFast OEM	100.0	100.0	—	—	850 New Burton Road,	Investment holding, research
	Inc.(*)						Suite 201, Dover, Delaware	and development of market.
							19904, Kent County, USA
14	VinFast Manufacturing US, LLC	VinFast Manufacturing	100.0	100.0	100.0	100.0	160 Mine Lake Court,	Vehicles manufacturing.
							Ste 200, Raleigh, North
							Carolina 27615, USA
15	PT VinFast Automobile Indonnesia	VinFast Indo	—	—	99.9	99.9	Axa Tower, 45th Floor,	Distribution of automotive
							JL. Prof. Dr. Satrio Kav	vehicles
							18., Karet Kuningan
							Village/ Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta
							Province.
16	VinFast Auto (Thailand) Co., Ltd.	VinFast Thailand	—	—	99.9	99.9	Bangkok, Thailand	Distribution of automotive
								vehicles

17	VinFast India Ltd. (Formerly	VinFast India	—	—	99.9	99.9	Flat No.164, Ground Floor,	Vehicles manufacturing and
	known as Varchaunam						Suryodaya Apartment,	related businesses.
	Consultancy Private Limited)						Pocket-8, Sector 12,
							Dwarka, New Delhi-110078,
							India
18	VinFast UK Ltd.	VinFast UK	—	—	100.0	100.0	21 Holborn Viaduct,	Distribution of automotive
							London, United Kingdom,	vehicles
							EC1A 2DY
19	VinFast Middle East Ltd.	VinFast Middle East	—	—	100.0	100.0	Jebel Ali Free Zone,	Distribution of automotive
							Dubai, UAE	vehicles

20	SpecCo Ltd(**)	SpecCo	—	—	100.0	100.0	Appleby Global Services	Merging and acquisition
							(Cayman) Limited, 71	activities
							Fort Street, PO Box 500,
							Grand Cayman, Cayman
							Islands, KY1-1106

(*) VinFast OEM was merged into Vingroup USA, a subsidiary of the Company, in November 2023.

(**) SpecCo Ltd. is is process of dissolution as of the date of this report.